Business combinations (Tables)	12 Months Ended
Dec. 31, 2019
Southeast Saskatchewan and Southwest Manitoba [Member]
Statement [Line Items]
Summary of consideration paid and fair value of assets acquired and liabilities assumed

The total consideration paid and the fair value of the assets acquired and liabilities assumed at the date of acquisition are detailed in the table below:

Consideration
Cash paid to vendor	53,288
Total consideration	53,288

Allocation of consideration
Capital assets	67,549
Deferred tax assets	26,914
Acquired working capital	1,577
Long-term debt	(38,300)
Asset retirement obligations	(4,452)
Net assets acquired	53,288

Spartan Energy Corp [Member]
Statement [Line Items]
Summary of consideration paid and fair value of assets acquired and liabilities assumed

The total consideration paid and the fair value of the assets acquired and liabilities assumed as at the date of the acquisition are detailed in the table below:

Consideration
Shares issued for acquisition	1,235,221
Total consideration	1,235,221

Allocation of consideration
Capital assets	1,401,686
Deferred tax assets	123,813
Long-term debt	(150,196)
Asset retirement obligations	(92,149)
Lease obligations	(25,455)
Assumed working capital deficit	(22,478)
Net assets acquired	1,235,221

Shell EP Ireland Limited [Member]
Statement [Line Items]
Summary of consideration paid and fair value of assets acquired and liabilities assumed

The total consideration paid and the fair value of the assets acquired and liabilities assumed as at the date of the acquisition are detailed in the table below:

($M)	Consideration
Cash paid to vendor	40,805
Cash acquired	(82,116)
Contingent consideration	290
Total consideration	(41,021)

($M)	Allocation of consideration
Capital assets	53,368
Deferred tax assets	4,239
Assumed working capital deficit	(35,449)
Lease obligations	(2,234)
Asset retirement obligations	(1,565)
Net assets acquired	18,359
Gain on business combination	(59,380)
Total net assets acquired, net of gain on business combination	(41,021)

Wyoming [Member]
Statement [Line Items]
Summary of consideration paid and fair value of assets acquired and liabilities assumed

The total consideration paid and the fair value of the assets acquired and liabilities assumed at the date of acquisition are detailed in the table below:

Consideration
Cash paid to vendor	189,014
Total consideration	189,014

Allocation of consideration
Capital assets	284,333
Deferred tax liability	(19,019)
Asset retirement obligations	(4,821)
Assumed working capital deficit	(2,651)
Net assets acquired	257,842
Gain on business combination	(68,828)
Total net assets acquired, net of gain on business combination	189,014